Note Loans (Loans by past due status for non-covered loans held-in-portfolio (Net of unearned income)) (Detail) - USD ($) $ in Thousands		Dec. 31, 2017		Dec. 31, 2016
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		$ 24,292,794	[1],[2]	$ 22,773,747	[3],[4]
Commercial multi-family
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		1,357,092		1,238,836
CRE non-owner occupied
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		4,092,870		3,921,601
CRE owner occupied
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		2,142,589		2,035,220
Commercial and industrial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		3,896,310		3,602,850
Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		880,029		776,300
Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		7,270,407		6,696,361
Leasing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		809,990		702,893
Legacy
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	[5]	32,980		45,293
Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		3,810,527		3,754,393
Non Covered Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		2,466,511		1,901,794
Current		21,826,283		20,871,953
Loans held-in-portfolio		24,292,794		22,773,747
Non Covered Loans | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		355,878		517,997
Non Covered Loans | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		119,634		184,502
Non Covered Loans | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		1,990,999		1,199,295
Non Covered Loans | Commercial multi-family
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		2,815		7,054
Current		1,354,277		1,231,782
Loans held-in-portfolio		1,357,092		1,238,836
Non Covered Loans | Commercial multi-family | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		395		6,184
Non Covered Loans | Commercial multi-family | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		426		0
Non Covered Loans | Commercial multi-family | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		1,994		870
Non Covered Loans | CRE non-owner occupied
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		74,606		158,390
Current		4,018,264		3,763,211
Loans held-in-portfolio		4,092,870		3,921,601
Non Covered Loans | CRE non-owner occupied | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		43,645		100,596
Non Covered Loans | CRE non-owner occupied | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		1,317		5,164
Non Covered Loans | CRE non-owner occupied | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		29,644		52,630
Non Covered Loans | CRE owner occupied
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		137,763		134,106
Current		2,004,826		1,901,114
Loans held-in-portfolio		2,142,589		2,035,220
Non Covered Loans | CRE owner occupied | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		10,681		15,083
Non Covered Loans | CRE owner occupied | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		2,291		5,554
Non Covered Loans | CRE owner occupied | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		124,791		113,469
Non Covered Loans | Commercial and industrial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		149,495		156,768
Current		3,746,815		3,446,082
Loans held-in-portfolio		3,896,310		3,602,850
Non Covered Loans | Commercial and industrial | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		4,677		20,116
Non Covered Loans | Commercial and industrial | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		6,529		3,248
Non Covered Loans | Commercial and industrial | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		138,289		133,404
Non Covered Loans | Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		170		1,668
Current		879,859		774,632
Loans held-in-portfolio		880,029		776,300
Non Covered Loans | Construction | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		0		0
Non Covered Loans | Construction | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		0		0
Non Covered Loans | Construction | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		170		1,668
Non Covered Loans | Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		1,926,939		1,260,403
Current		5,343,468		5,435,958
Loans held-in-portfolio		7,270,407		6,696,361
Non Covered Loans | Mortgages | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		231,343		305,609
Non Covered Loans | Mortgages | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		83,981		141,830
Non Covered Loans | Mortgages | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		1,611,615		812,964
Non Covered Loans | Leasing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		14,687		11,037
Current		795,303		691,856
Loans held-in-portfolio		809,990		702,893
Non Covered Loans | Leasing | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		10,223		6,619
Non Covered Loans | Leasing | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		1,490		1,356
Non Covered Loans | Leasing | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		2,974		3,062
Non Covered Loans | Legacy
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		3,747		4,516
Current		29,233		40,777
Loans held-in-portfolio		32,980		45,293
Non Covered Loans | Legacy | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		291		833
Non Covered Loans | Legacy | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		417		346
Non Covered Loans | Legacy | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		3,039		3,337
Non Covered Loans | Consumer | Credit cards
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		30,026		39,189
Current		1,063,295		1,061,576
Loans held-in-portfolio		1,093,321		1,100,765
Non Covered Loans | Consumer | Credit cards | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		7,322		11,654
Non Covered Loans | Consumer | Credit cards | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		4,466		8,780
Non Covered Loans | Consumer | Credit cards | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		18,238		18,755
Non Covered Loans | Consumer | Home equity lines of credit
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		24,415		8,975
Current		163,757		251,551
Loans held-in-portfolio		188,172		260,526
Non Covered Loans | Consumer | Home equity lines of credit | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		5,091		2,908
Non Covered Loans | Consumer | Home equity lines of credit | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		4,070		1,120
Non Covered Loans | Consumer | Home equity lines of credit | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		15,254		4,947
Non Covered Loans | Consumer | Personal
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		49,034		46,838
Current		1,471,280		1,343,946
Loans held-in-portfolio		1,520,314		1,390,784
Non Covered Loans | Consumer | Personal | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		17,268		14,695
Non Covered Loans | Consumer | Personal | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		9,006		9,593
Non Covered Loans | Consumer | Personal | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		22,760		22,550
Non Covered Loans | Consumer | Auto
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		35,068		51,978
Current		815,745		774,623
Loans held-in-portfolio		850,813		826,601
Non Covered Loans | Consumer | Auto | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		24,405		32,441
Non Covered Loans | Consumer | Auto | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		5,197		7,217
Non Covered Loans | Consumer | Auto | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		5,466		12,320
Non Covered Loans | Consumer | Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		17,746		20,872
Current		140,161		154,845
Loans held-in-portfolio		157,907		175,717
Non Covered Loans | Consumer | Other | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		537		1,259
Non Covered Loans | Consumer | Other | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		444		294
Non Covered Loans | Consumer | Other | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		16,765		19,319
PUERTO RICO
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	[6]	18,078,058		17,168,424
PUERTO RICO | Commercial multi-family
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	[6]	146,399		174,540
PUERTO RICO | CRE non-owner occupied
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	[6]	2,404,559		2,564,285
PUERTO RICO | CRE owner occupied
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	[6]	1,823,614		1,791,475
PUERTO RICO | Commercial and industrial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	[6]	2,891,327		2,671,917
PUERTO RICO | Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		95,369		85,558
PUERTO RICO | Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	[6]	6,576,779		5,916,500
PUERTO RICO | Leasing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	[6]	809,990		702,893
PUERTO RICO | Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	[6]	3,330,021		3,261,256
PUERTO RICO | Non Covered Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		2,281,336		1,733,755
Current		15,796,722		15,434,669
Loans held-in-portfolio		18,078,058		17,168,424
PUERTO RICO | Non Covered Loans | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		325,908		484,707
PUERTO RICO | Non Covered Loans | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		100,779		174,597
PUERTO RICO | Non Covered Loans | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		1,854,649		1,074,451
PUERTO RICO | Non Covered Loans | Commercial multi-family
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		1,636		896
Current		144,763		173,644
Loans held-in-portfolio		146,399		174,540
PUERTO RICO | Non Covered Loans | Commercial multi-family | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		0		232
PUERTO RICO | Non Covered Loans | Commercial multi-family | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		426		0
PUERTO RICO | Non Covered Loans | Commercial multi-family | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		1,210		664
PUERTO RICO | Non Covered Loans | CRE non-owner occupied
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		67,793		154,824
Current		2,336,766		2,409,461
Loans held-in-portfolio		2,404,559		2,564,285
PUERTO RICO | Non Covered Loans | CRE non-owner occupied | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		39,617		98,604
PUERTO RICO | Non Covered Loans | CRE non-owner occupied | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		131		4,785
PUERTO RICO | Non Covered Loans | CRE non-owner occupied | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		28,045		51,435
PUERTO RICO | Non Covered Loans | CRE owner occupied
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		134,217		130,978
Current		1,689,397		1,660,497
Loans held-in-portfolio		1,823,614		1,791,475
PUERTO RICO | Non Covered Loans | CRE owner occupied | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		7,997		12,967
PUERTO RICO | Non Covered Loans | CRE owner occupied | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		2,291		5,014
PUERTO RICO | Non Covered Loans | CRE owner occupied | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		123,929		112,997
PUERTO RICO | Non Covered Loans | Commercial and industrial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		45,669		53,941
Current		2,845,658		2,617,976
Loans held-in-portfolio		2,891,327		2,671,917
PUERTO RICO | Non Covered Loans | Commercial and industrial | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		3,556		19,156
PUERTO RICO | Non Covered Loans | Commercial and industrial | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		1,251		2,638
PUERTO RICO | Non Covered Loans | Commercial and industrial | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		40,862		32,147
PUERTO RICO | Non Covered Loans | Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		170		1,668
Current		95,199		83,890
Loans held-in-portfolio		95,369		85,558
PUERTO RICO | Non Covered Loans | Construction | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		0		0
PUERTO RICO | Non Covered Loans | Construction | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		0		0
PUERTO RICO | Non Covered Loans | Construction | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		170		1,668
PUERTO RICO | Non Covered Loans | Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		1,892,486		1,227,444
Current		4,684,293		4,689,056
Loans held-in-portfolio		6,576,779		5,916,500
PUERTO RICO | Non Covered Loans | Mortgages | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		217,890		289,635
PUERTO RICO | Non Covered Loans | Mortgages | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		77,833		136,558
PUERTO RICO | Non Covered Loans | Mortgages | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		1,596,763		801,251
PUERTO RICO | Non Covered Loans | Leasing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		14,687		11,037
Current		795,303		691,856
Loans held-in-portfolio		809,990		702,893
PUERTO RICO | Non Covered Loans | Leasing | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		10,223		6,619
PUERTO RICO | Non Covered Loans | Leasing | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		1,490		1,356
PUERTO RICO | Non Covered Loans | Leasing | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		2,974		3,062
PUERTO RICO | Non Covered Loans | Consumer | Credit cards
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		30,010		39,123
Current		1,063,211		1,061,484
Loans held-in-portfolio		1,093,221		1,100,607
PUERTO RICO | Non Covered Loans | Consumer | Credit cards | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		7,319		11,646
PUERTO RICO | Non Covered Loans | Consumer | Credit cards | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		4,464		8,752
PUERTO RICO | Non Covered Loans | Consumer | Credit cards | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		18,227		18,725
PUERTO RICO | Non Covered Loans | Consumer | Home equity lines of credit
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		1,090		250
Current		4,997		8,101
Loans held-in-portfolio		6,087		8,351
PUERTO RICO | Non Covered Loans | Consumer | Home equity lines of credit | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		438		0
PUERTO RICO | Non Covered Loans | Consumer | Home equity lines of credit | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		395		65
PUERTO RICO | Non Covered Loans | Consumer | Home equity lines of credit | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		257		185
PUERTO RICO | Non Covered Loans | Consumer | Personal
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		40,764		40,752
Current		1,181,548		1,109,425
Loans held-in-portfolio		1,222,312		1,150,177
PUERTO RICO | Non Covered Loans | Consumer | Personal | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		13,926		12,148
PUERTO RICO | Non Covered Loans | Consumer | Personal | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		6,857		7,918
PUERTO RICO | Non Covered Loans | Consumer | Personal | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		19,981		20,686
PUERTO RICO | Non Covered Loans | Consumer | Auto
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		35,068		51,978
Current		815,745		774,614
Loans held-in-portfolio		850,813		826,592
PUERTO RICO | Non Covered Loans | Consumer | Auto | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		24,405		32,441
PUERTO RICO | Non Covered Loans | Consumer | Auto | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		5,197		7,217
PUERTO RICO | Non Covered Loans | Consumer | Auto | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		5,466		12,320
PUERTO RICO | Non Covered Loans | Consumer | Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		17,746		20,864
Current		139,842		154,665
Loans held-in-portfolio		157,588		175,529
PUERTO RICO | Non Covered Loans | Consumer | Other | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		537		1,259
PUERTO RICO | Non Covered Loans | Consumer | Other | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		444		294
PUERTO RICO | Non Covered Loans | Consumer | Other | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		16,765		19,311
UNITED STATES
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		6,214,736		5,605,323
UNITED STATES | Commercial multi-family
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		1,210,693		1,064,296
UNITED STATES | CRE non-owner occupied
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		1,688,311		1,357,316
UNITED STATES | CRE owner occupied
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		318,975		243,745
UNITED STATES | Commercial and industrial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		1,004,983		930,933
UNITED STATES | Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		784,660		690,742
UNITED STATES | Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		693,628		779,861
UNITED STATES | Legacy
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		32,980		45,293
UNITED STATES | Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		480,506		493,137
UNITED STATES | Non Covered Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		185,175		168,039
Current		6,029,561		5,437,284
Loans held-in-portfolio		6,214,736		5,605,323
UNITED STATES | Non Covered Loans | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		29,970		33,290
UNITED STATES | Non Covered Loans | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		18,855		9,905
UNITED STATES | Non Covered Loans | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		136,350		124,844
UNITED STATES | Non Covered Loans | Commercial multi-family
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		1,179		6,158
Current		1,209,514		1,058,138
Loans held-in-portfolio		1,210,693		1,064,296
UNITED STATES | Non Covered Loans | Commercial multi-family | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		395		5,952
UNITED STATES | Non Covered Loans | Commercial multi-family | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		0		0
UNITED STATES | Non Covered Loans | Commercial multi-family | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		784		206
UNITED STATES | Non Covered Loans | CRE non-owner occupied
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		6,813		3,566
Current		1,681,498		1,353,750
Loans held-in-portfolio		1,688,311		1,357,316
UNITED STATES | Non Covered Loans | CRE non-owner occupied | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		4,028		1,992
UNITED STATES | Non Covered Loans | CRE non-owner occupied | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		1,186		379
UNITED STATES | Non Covered Loans | CRE non-owner occupied | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		1,599		1,195
UNITED STATES | Non Covered Loans | CRE owner occupied
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		3,546		3,128
Current		315,429		240,617
Loans held-in-portfolio		318,975		243,745
UNITED STATES | Non Covered Loans | CRE owner occupied | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		2,684		2,116
UNITED STATES | Non Covered Loans | CRE owner occupied | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		0		540
UNITED STATES | Non Covered Loans | CRE owner occupied | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		862		472
UNITED STATES | Non Covered Loans | Commercial and industrial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		103,826		102,827
Current		901,157		828,106
Loans held-in-portfolio		1,004,983		930,933
UNITED STATES | Non Covered Loans | Commercial and industrial | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		1,121		960
UNITED STATES | Non Covered Loans | Commercial and industrial | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		5,278		610
UNITED STATES | Non Covered Loans | Commercial and industrial | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		97,427		101,257
UNITED STATES | Non Covered Loans | Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		0		0
Current		784,660		690,742
Loans held-in-portfolio		784,660		690,742
UNITED STATES | Non Covered Loans | Construction | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		0		0
UNITED STATES | Non Covered Loans | Construction | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		0		0
UNITED STATES | Non Covered Loans | Construction | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		0		0
UNITED STATES | Non Covered Loans | Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		34,453		32,959
Current		659,175		746,902
Loans held-in-portfolio		693,628		779,861
UNITED STATES | Non Covered Loans | Mortgages | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		13,453		15,974
UNITED STATES | Non Covered Loans | Mortgages | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		6,148		5,272
UNITED STATES | Non Covered Loans | Mortgages | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		14,852		11,713
UNITED STATES | Non Covered Loans | Legacy
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		3,747		4,516
Current		29,233		40,777
Loans held-in-portfolio		32,980		45,293
UNITED STATES | Non Covered Loans | Legacy | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		291		833
UNITED STATES | Non Covered Loans | Legacy | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		417		346
UNITED STATES | Non Covered Loans | Legacy | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		3,039		3,337
UNITED STATES | Non Covered Loans | Consumer | Credit cards
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		16		66
Current		84		92
Loans held-in-portfolio		100		158
UNITED STATES | Non Covered Loans | Consumer | Credit cards | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		3		8
UNITED STATES | Non Covered Loans | Consumer | Credit cards | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		2		28
UNITED STATES | Non Covered Loans | Consumer | Credit cards | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		11		30
UNITED STATES | Non Covered Loans | Consumer | Home equity lines of credit
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		23,325		8,725
Current		158,760		243,450
Loans held-in-portfolio		182,085		252,175
UNITED STATES | Non Covered Loans | Consumer | Home equity lines of credit | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		4,653		2,908
UNITED STATES | Non Covered Loans | Consumer | Home equity lines of credit | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		3,675		1,055
UNITED STATES | Non Covered Loans | Consumer | Home equity lines of credit | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		14,997		4,762
UNITED STATES | Non Covered Loans | Consumer | Personal
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		8,270		6,086
Current		289,732		234,521
Loans held-in-portfolio		298,002		240,607
UNITED STATES | Non Covered Loans | Consumer | Personal | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		3,342		2,547
UNITED STATES | Non Covered Loans | Consumer | Personal | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		2,149		1,675
UNITED STATES | Non Covered Loans | Consumer | Personal | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		2,779		1,864
UNITED STATES | Non Covered Loans | Consumer | Auto
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due				0
Current				9
Loans held-in-portfolio				9
UNITED STATES | Non Covered Loans | Consumer | Auto | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due				0
UNITED STATES | Non Covered Loans | Consumer | Auto | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due				0
UNITED STATES | Non Covered Loans | Consumer | Auto | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due				0
UNITED STATES | Non Covered Loans | Consumer | Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		0		8
Current		319		180
Loans held-in-portfolio		319		188
UNITED STATES | Non Covered Loans | Consumer | Other | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		0		0
UNITED STATES | Non Covered Loans | Consumer | Other | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		0		0
UNITED STATES | Non Covered Loans | Consumer | Other | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		$ 0		$ 8

[1]
Includes $7.1 billion pledged to secure credit facilities and public funds that the secured parties are not permitted to sell or repledge the collateral, of which $4.6 billion were pledged at the Federal Home Loan Bank ("FHLB") as collateral for borrowings, $2.0 billion at the Federal Reserve Bank ("FRB") for discount window borrowings and $0.5 billion serve as collateral for public funds.

[2]	Non-covered loans held-in-portfolio are net of $131 million in unearned income and exclude $132 million in loans held-for-sale.
[3]
Includes $7.3 billion pledged to secure credit facilities and public funds that the secured parties are not permitted to sell or repledge the collateral, of which $4.5 billion were pledged at the FHLB as collateral for borrowings, $2.3 billion at the FRB for discount window borrowings and $0.5 billion serve as collateral for public funds.

[4]	Non-covered loans held-in-portfolio are net of $121 million in unearned income and exclude $89 million in loans held-for-sale.
[5]
The legacy portfolio is comprised of commercial loans, construction loans and lease financings related to certain lending products exited by the Corporation as part of restructuring efforts carried out in prior years at the BPNA segment.

[6]	Excludes covered loans acquired in the Westernbank FDIC-assisted transaction.